Securities Operations

20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CertNYS

NYSE

1-31400

03027950

JUL 24 2003

July 24, 2003

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, CACI International Inc., Rights to purchase Series A participating cumulative preferred stock and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 24, 2003.

Sincerely,

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